SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated interim financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted as permitted pursuant to the rules and regulations of the SEC, although we believe that the disclosures made are adequate to make the information not misleading. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended March 31, 2022. Unless so stated, the disclosures in the accompanying condensed consolidated financial statements do not repeal the disclosures in our consolidated financial statements for year ended March 31, 2022.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company and its consolidated subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior year’s data to conform with the current year’s presentation, primarily consisting of reclassification of the liability associated with uncertain tax positions of $904,643 as of March 31, 2021.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in accordance with GAAP requires the use of judgment and requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosures about contingent assets and liabilities, if any. Matters that require the use of estimates and assumptions include: the recoverability of notes and accounts receivable, the valuation of inventory, the useful lives of fixed assets, the assessment of long-lived assets for impairment, the nature and timing of satisfaction of performance obligations resulting from contracts with customers, allocation of the transaction price to multiple performance obligations in a sales transaction, the measurement and recognition of right-of-use assets and related lease liabilities, the valuation of stock-based compensation awards, the measurement and recognition of uncertain tax positions, and the valuation of loss contingencies, if any. Actual results may differ from these estimates in amounts that may be material to our consolidated financial statements. We believe that the estimates and assumptions used in the preparation of our consolidated financial statements are reasonable.

Use of Estimates and Assumptions

The preparation of financial statements in accordance with GAAP requires the use of judgment and requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosures about contingent assets and liabilities, if any. Matters that require the use of estimates and assumptions include, among others: the recoverability of accounts receivable, the valuation of inventory, the useful lives of fixed assets, the assessment of long-lived assets for impairment, the nature and timing of satisfaction of multiple performance obligations resulting from contracts with customers, the allocation of the transaction price to multiple performance obligations in a sales transaction, the measurement and recognition of right-of-use assets and related lease liabilities, the valuation of share-based compensation awards, the provision for income taxes, the measurement and recognition of uncertain tax positions, and the valuation of loss contingencies, if any. Actual results may differ from these estimates in amounts that may be material to our consolidated financial statements. We believe that the estimates and assumptions used in the preparation of our consolidated financial statements are reasonable.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. Cash and cash equivalents include recent customer remittances deposited with our merchant processors at the balance sheet date, which generally settle within 24 to 72 hours. As of September 30, 2022, and March 31, 2022, cash and cash equivalents included cash held by our merchant processors of approximately $1.1 million and $3.3 million, respectively, including approximately $1.1 million and $3.0 million, respectively held by one merchant processor. In addition, as of September 30, 2022, and March 31, 2022, cash and cash equivalents held in bank accounts in foreign countries in the ordinary course of business were $1.3 million and $1.4 million, respectively. Amounts held by our merchant processor or held in bank accounts located in foreign countries are generally not insured by any federal agency

Cash and cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. Cash and cash equivalents include recent customer remittances deposited with our merchant processors at the balance sheet date, which generally settle within 24 to 72 hours. As of March 31, 2022, and 2021, cash and cash equivalents included cash held by our merchant processors of $3.3 million and $6.2 million, respectively, including $3.0 million and $4.9 million, respectively held by one merchant processor. In addition, as of March 31, 2022, and 2021, cash and cash equivalents held in bank accounts in foreign countries in the ordinary course of business were $1.4 million and $1.6 million, respectively. Amounts held by our merchant processor or held in bank accounts located in foreign countries are generally not insured by any federal agency.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

As of March 31, 2022, and 2021, accounts receivable was $1.7 million and $1.5 million, which represents primarily amounts due from one merchant processor of approximately $1.5 million and $1.5 million, respectively. On a quarterly basis, the Company evaluates the collectability of its accounts receivable and reviews current economic trends and its historical collection data to determine the adequacy of its allowance for doubtful accounts, if any, based on its historical collection data and current information. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2022, and 2021, the Company determined that no allowance was necessary.

Inventory

Inventory

Inventory consists of finished goods and promotional materials and are stated at the lower of cost, determined using the first-in, first-out (“FIFO”) method, or net realizable value. The Company periodically assesses its inventory levels when compared to current and anticipated sales levels. As of September 30, 2022, and March 31, 2022, the allowance for obsolete inventory was $433,714 and 108,055, respectively, in connection with health and wellness product that is damaged, expired or otherwise in excess of forecasted outputs, based on our current and anticipated sales levels. The Company reports its provisions for inventory losses in cost of goods sold in its consolidated statements of operations.

Inventory and Cost of Goods Sold

Inventory consists of product held for sale in the normal course of our business. Inventory is stated at the lower of cost, determined using the first-in, first-out (“FIFO”) method, or net realizable value. Inventory cost reflects direct product costs and certain shipping and handling costs, such as in-bound freight. When estimating the net realizable value of inventory, we consider several factors including estimates of future demand for the product, historical turn-over rates, the age and sales history of the inventory, and historic and anticipated changes in our product offerings. See Note 6 - “INVENTORIES” below for more information.

Physical inventory counts are performed at all facilities on a quarterly basis. Between physical counts, management estimates inventory shrinkage based on the Company’s historical experience. The Company periodically assesses the realizability of its inventory based on evaluation of its inventory levels against historical and anticipated sales. During the fiscal year ended March 31, 2022, and 2021, the Company recognized a provision for inventory losses of $635,137 and $1.1 million, respectively, in connection with health and wellness products that were either damaged, expired, or slow-moving, based on the Company’s historical and anticipated sales. The Company reports its provisions for inventory losses in cost of goods sold in its consolidated statements of operations.

Cost of goods sold includes actual product costs, vendor rebates and allowances, if any, inventory shrinkage and certain shipping and handling costs, such as in-bound freight, associated with product sold. All other shipping and handling costs, including the cost to ship product to customers, are included in selling and marketing expenses in our consolidated statements of operations when incurred.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and reported net of accumulated depreciation. Depreciation expense is recognized over an asset’s estimated useful life using the straight-line method. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the term of the related lease, including lease renewals considered reasonably assured. The estimated useful lives of our property and equipment are as follows:

●	Buildings and building improvements- shorter of 39 years or remaining useful life of the asset
●	Furniture and fixtures - 3 years
●	Office equipment - 5 years
●	Computer Equipment - 3 years
●	Computer software - 3 years
●	Leasehold improvements - shorter of the remaining lease term or estimated useful live of the asset

The estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. The recoverability of long-lived assets is assessed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable, by comparing the net carrying amount of each asset to the total estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset.

Revenue Recognition

Revenue Recognition

As of September 30, 2022, and March 31, 2022, deferred sales associated with product invoiced but not received by customers was $159,021 and $344,071, respectively. In addition, as of September 30, 2022, and March 31, 2022, deferred sales associated with our unfulfilled performance obligations for services offered on a subscription basis was $73,748, and $70,968, and deferred sales associated with our performance obligations for customers’ right of return was $61,824 and $63,890, and deferred sales associated with customer loyalty points was $94,097 and $68,287, respectively. Deferred sales are expected to be recognized over one year.

During the three and six months ended September 30, 2022, no individual customer, or affiliated group of customers, represented 10% or more of the Company’s consolidated net sales, and approximately 62% of net sales for the three months ended September 30, 2022, were to customers (including 39% to recurring customers, refer internally as “SmartShip” sales, and approximately 23% to new customers) and approximately 38% of the Company’s net sales were to independent distributors.

During the three and six months ended September 30, 2021, no individual customer, or affiliated group of customers, represented 10% or more of the Company’s consolidated net sales, and approximately 68% of net sales for the three months ended September 30, 2021, were to customers (including 34% to recurring customers and approximately 34% to new customers) and approximately 32% of net sales were to independent distributors.

During the six months ended September 30, 2022, approximately 63% of the Company’s net sales were to customers (including 38% to recurring customers, refer herein as “SmartShip” sales, and approximately 25% to new customers) and approximately 37% of the Company’s net sales were to independent distributors.

During the six months ended September 30, 2021, approximately 69% of the Company’s net sales were to customers (including 32% to recurring customers, refer herein as “SmartShip” sales, and approximately 37% to new customers) and approximately 31% of the Company’s net sales were to independent distributors.

During the six months ended September 30, 2022, and September 30, 2021, approximately 93% and 84%, respectively, of the Company’s consolidated net sales were to customers and/or independent distributors located in the United States. No other country accounted for 10% or more of consolidated net sales.

During the three months ended September 30, 2022, substantially all of the Company’s consolidated net sales were from health and wellness products (including approximately 7% from the sale of coffee and other functional beverages, 20% from the sales of Nutraceutical products while the remaining sales of 9% were of weight management related products). During the three months ended September 30, 2021, substantially all of the Company’s consolidated net sales were from health and wellness products (including approximately 64% from the sale of coffee and other functional beverages, 22% from the sales of Nutraceutical products while the remaining sales of 16% were of weight management related products).

During the six months ended September 30, 2022, substantially all of consolidated net sales were from health and wellness products (including approximately 70% from the sale of Nutraceutical products, 20% from the sale of coffee and other functional beverages, 10% from the sale of weight management products and all other health and wellness products). During the six months ended September 30, 2021, approximately 99% of the Company’s consolidated net sales were from health and wellness products (including approximately 42% from the sale of Nutraceutical products, 28% from the sale of coffee and other functional beverages, 14% from the sale of weight management products, and approximately 15% from the sale of all other health and wellness products).

During the three and six months ended September 30, 2022, over 93% of the Company’s consolidated product purchases were from a third-party manufacturer based in the U.S. During the three and six months ended September 30, 2021, approximately 55% of the Company’s consolidated product purchases were from a third-party manufacturer based in the U.S., while 45% of product purchases were from a related-party supplier located in the Republic of Korea.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606 when (or as) it transfers control of the promised goods and services to the customer in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services.

Revenue is recognized net of amounts due to taxing authorities (such as local and state sales tax). The Company’s customers place sales orders online and through the Company’s “back-office” operations, which creates a contract and establishes the transaction price. With respect to products sold, the Company’s performance obligation is satisfied upon receipt of the products by the customer. With respect to subscription-based revenue, including independent distributor membership fees, the Company’s performance obligation is satisfied over time (generally, up to one year). With respect to customer loyalty points awarded, the Company’s performance obligation is satisfied at the earliest of (a) the redemption or expiration date, or (b) when it is no longer probable the points will be redeemed. The Company assesses the probability an awards of customer loyalty points will be redeemed, based on its historic breakage rates. The timing of revenue recognition may differ from the time when the Company invoices the customer and/or collects payment. The Company has elected to treat shipping and handling costs as an activity to fulfill its performance obligations, rather than a separate performance obligation.

During the fiscal year ended March 31, 2022, a subsidiary of the Company introduced a Customer Loyalty Program which enables customers to earn points in a purchase transaction or through other means. The points are not redeemable for cash or product. Upon reaching 1,500 points, a customer may redeem the points and receive a $10 loyalty rewards card or certificate, that may be used when purchasing product. Points and loyalty rewards cards or certificates expire one year for the issuance date. However, points, loyalty rewards cards, and certificates are forfeited if the customer fails to remain active for a period of 90-days. The Company allocates a portion of the sales transaction price to each of its performance obligations therein, including points earned, and deferred revenue recognition until the earlier of (a) redemption or expiration of the rights conferred by the points or (b) the date when it is not probable the points will be redeemed (for example, because the holder is no longer an active customer).

As of March 31, 2022, and 2021, deferred revenue associated with product invoiced but not received by customers at the balance sheet date was $344,071 and $1.2 million, respectively; deferred revenue associated with unfulfilled performance obligations for services offered on a subscription basis was $70,968 and $153,216, respectively; deferred sales revenue associated with unfulfilled performance obligations for customers’ right of return was $63,890 and $95,780, respectively; and deferred sales revenue associated with customer loyalty points outstanding was $68,287 and $0, respectively. Deferred sales revenue is expected to be recognized over one year.

During the fiscal year ended March 31, 2022, and 2021, no individual customer, or related group of customers, represents 10% or more of our consolidated net sales. During the fiscal year ended March 31, 2022, approximately 66% of consolidated net sales were to consumers (including 32% to recurring customers, referred to herein as “SmartShip” sales, and approximately 34% to new customers) and approximately 34% of net sales were to independent distributors. During the fiscal year ended March 31, 2021, approximately 71% of our net sales were to consumers (including 43% to recurring customers, which we refer to as “SmartShip” sales, and approximately 28% to new customers) and approximately 29% of our net sales were to our independent distributors.

During the fiscal year ended March 31, 2022, and 2021, approximately 87% and 94%, respectively, of our consolidated net sales are to customers and independent distributors located in the U.S. (based on the customer’s shipping address). No other country represented more than 10% of total sales.

During the fiscal year ended March 31, 2022, substantially all the Company’s net sales are from health and wellness products (including approximately 33% from the sale of Nutraceutical products, approximately 32% from the sale of coffee and other functional beverages, approximately 11% from the sale of weight management products, and approximately 17% from the sale of all other health and wellness products). During the fiscal year ended March 31, 2021, approximately 99% of consolidated net sales are from our health and wellness products (including approximately 52% from the sale of Nutraceutical products, approximately 17% from the sale of coffee and coffee-related products, and approximately 30% from the sale of all other health and wellness products). During the fiscal year ended March 31, 2022, and 2021, our ten top selling products represent approximately 50% and 54%, respectively, of our consolidated net sales.

During the fiscal year ended March 31, 2022, and 2021, product purchases from one U.S.-based supplier accounted for approximately 64% and 99%, respectively, of total product purchases. In addition, during the fiscal year ended March 31, 2022, 33% of total product purchases were from one third-party supplier located in South Korea.

Sales Commissions

Sales Commissions

The Company recognizes sales commission expense, when incurred, in accordance with GAAP. During the three months ended September 30, 2022, and 2021, sales commission expense, which is included in selling and marketing expenses in our consolidated statements of operations and comprehensive loss, was $1.5 million and $4.9 million, respectively; and during the six months ended September 30, 2022 and 2021, was $3.9 million and $9.9 million, respectively

Sales Commissions

The Company recognizes sales commission expense when incurred. In the fiscal year ended March 31, 2022, and 2021, sales commission expense was approximately $16.3 million and $29.4 million, respectively, and is included in selling and marketing expenses in our consolidated statements of operations. The Company measures and recognizes sales commission expense based on the Company’s Distributor Compensation Plan. The Company’s independent distributors can earn commissions when they sell Company products to retail customers or to their downline independent distributors. Additionally, they can earn commissions when their personally sponsored distributors (or downline) sell products to end users. There is no limit as to the number of personally enrolled distributors or retail customers that an independent distributor may have and earned compensation for.

Share-Based Payments

Share-Based Payments

The Company accounts for stock-based compensation awards to its directors, officers, and employees in accordance with ASC Topic 718, Compensation - Stock Compensation (“ASC 718”). During the fiscal year 2020, the Company, through a subsidiary, entered into multi-year employment agreements with certain employees. In general, each employment agreement contains (a) an Initial Warrant that vested immediately and is exercisable at a fixed exercise price and (b) Subsequent Warrants that vest over time and are exercisable at an exercise price calculated by multiplying a specified discount rate by the 10-day average stock price determined at the time of exercise. Generally, a Subsequent Warrants tranche vests in full at each anniversary of the employment agreement effective date, during the contractual term of employment. See Note 17 - “STOCK-BASED COMPENSATION” for more information.

As stated above, some stock warrants issued in connection with these multi-year employment agreements are exercisable at a variable exercise price, a price equal to the discounted 10-day average stock price determined at the time of exercise. In general, the Company begins recognizing the compensatory nature of the warrants at the service inception date and ceases recognition at the vesting date. Due to the variable nature of the exercise price for some grants, however, the Company remeasures compensation expense associated with these awards after the service period ends and until the warrant is exercised or expires. As such, the Company’s stock-based compensation expense contains components associated with (i) awards that have a fixed exercise price whose fair value is measured at the grant date and (ii) awards with a variable exercise price whose value is measured at the balance sheet date, including fully vested awards. The Company recognizes the income/expense component associated with the subsequent measure of fully vested awards as non-operating income/expense.

In the fiscal year ended March 31, 2022, income recognized in connection with stock-based compensation awards was $2.3 million, including (a) compensatory expense of $186,264 and (b) income associated with the subsequent measure of fully vested awards (see preceding paragraph) of $2.5 million. In the fiscal year ended March 31, 2021, expense recognized in connection with stock-based compensation awards was $3.0 million, including (a) compensatory expense of $3.6 million and (b) income associated with the subsequent measure of fully vested awards of $530,335.

Lease Accounting

Lease Accounting

The Company determines if an arrangement is a lease at inception. Determining whether a contract contains a lease includes judgment regarding whether the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration. The Company accounts for its lease obligations in accordance with ASC Topic 842, Leases, which requires lessees to, among other things, report on their balance sheets a right-of-use asset and a lease liability measured based on the present value of future lease payments over the term of the lease agreements for agreements classified as operating leases.

For all arrangements as a lessee, the Company has elected an accounting policy to combine non-lease components with the related-lease components and treat the combined items as a lease for accounting purposes. The Company measures lease related assets and liabilities based on the present value of lease payments, including in-substance fixed payments, variable payments that depend on an index or rate measured at the commencement date, and the amount the Company believes is probable the Company will pay the lessor under residual value guarantees when applicable. The Company discounts lease payments based on the Company’s estimated incremental borrowing rate at lease commencement (or modification), which is primarily based on the Company’s estimated credit rating, the lease term at commencement, and the contract currency of the lease arrangement. The Company has elected to exclude short term leases (leases with an original lease term less than one year) from the measurement of lease-related assets and liabilities.

The Company tests right-of-use assets in an operating or finance lease at the asset group level (because these assets are long-lived nonfinancial assets and should be accounted for the same way as other long-lived nonfinancial assets) whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company leases space for its corporate headquarters, warehouse space, automobiles, and office and other equipment, under lease agreements classified as operating leases. See Note 13 - “LEASES” below for more information about the Company’s lease obligations.

Foreign Currency Translation

Foreign Currency Translation

As part of our strategic growth plan initiatives, we have expanded our operations outside the United States. The functional currency of each of our foreign operations is generally the respective local currency. Balance sheet accounts are translated into U.S. dollars (our reporting currency) at the rates of exchange in effect at the balance sheet date, while the results of operations and cash flows are generally translated using average exchange rates for the periods presented. Individual material transactions, if any, are translated using the actual rate of exchange on the transaction date. The resulting translation adjustments are reported in accumulated other comprehensive loss in our condensed consolidated balance sheets.

South Korean Won per USD
Exchange rate as of September 30, 2022	1,435.44

	South Korean Won per USD
	Three Months ended September 30, 2022	Six Months Ended September 30, 2022
Average exchange rate as of September 30, 2022	1,340.47	1,300.50

Foreign Currency

During the fiscal year ended March 31, 2022, and 2021, approximately 87% and 94%, respectively, of our consolidated net sales are denominated in U.S. Dollars. During the fiscal year ended March 31, 2022, and 2021, sales denominated in no other currency accounted for 10% or more of net sales.

As part of its growth initiatives, the Company recently expanded operations outside the United States. The functional currency of each of our foreign operations is generally the respective local currency. Balance sheet accounts are translated into U.S. dollars (our reporting currency) at the rates of exchange in effect at the balance sheet date, while the results of operations and cash flows are generally translated using average exchange rates for the periods presented. Individually material transactions, if any, are translated using the actual rate of exchange on the transaction date. The resulting translation adjustments are recorded as a component of accumulated other comprehensive loss in our consolidated balance sheets.

In June 2021, the Company expanded its geographical footprint, and through its wholly owned subsidiary, commenced operations in the Republic of Korea (South Korea). The following exchange rates between the South Korean Won and the U.S. Dollar (“USD”) were used to translate the Company’s Korean operation’s financial statements:

South Korean Won per USD
Exchange rate as of March 31, 2022	1,212.99
Average exchange rate for the fiscal year ended March 31, 2022	1,167.39

Income Taxes

Income Taxes

The Company uses the asset and liability method and follows ASC Topic 740 - Income Taxes (“ASC 740”) in accounting for its income taxes. The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“temporary differences”). Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which temporary differences are anticipated to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in measuring results of operations in the period that includes the enactment date. Deferred tax assets are evaluated periodically, and a valuation allowance is recorded to reduce the carrying amounts of deferred tax assets to the amount expected to be realized unless it is more-likely-than-not that the assets will be realized in full. When assessing whether it is more-likely-than-not that the deferred tax assets will be realized, management considers multiple factors, including recent earnings history, expectations of future earnings, available carryforward periods, the availability of tax planning strategies, and other relevant quantitative and qualitative factors.

In determining the provision for income taxes, an annual effective income tax rate is used based on annual income, permanent differences between book and tax income, and statutory income tax rates. Accounting for income taxes involves judgment and the use of estimates.

The Company recognizes a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in its tax returns, unless the weight of available evidence indicates it is more-likely-than-not that the tax position will be sustained on audit, including resolution through available appeals processes. We measure the tax position as the largest amount which is more-likely-than-not of being realized. The Company considers many factors when evaluating and estimating the Company’s tax positions, which may require periodic adjustments when new facts and circumstances become known. See Note 14 - “INCOME TAXES” for more information about the Company’s accounting for income taxes.

Investments

Investments

Investments in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method of accounting. Significant influence is generally considered to exist when the Company has voting shares representing 20% to 50%, and other factors, such as representation on the board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investments and a corresponding increase or decrease in the investment balances. Dividends received from equity method investments are recorded as reductions in the cost of such investments. The Company generally considers an ownership interest of 20% or higher to represent significant influence. The Company accounts for the investments in entities over which it has neither control nor significant influence, and no readily determinable fair value is available, using the investment’s cost minus any impairment, if necessary.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of a long-term investment is less than the carrying value. An impairment loss is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near-term prospects of the investment; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Related Parties

Related Parties

A party is considered to be related to the Company if it, directly or indirectly, through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its separate interests.

Comprehensive Loss	Comprehensive Loss For the three and six months ended September 30, 2022, and 2021, the Company’s comprehensive loss was comprised of currency translation adjustments and net loss.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the increase or decrease in stockholders’ equity during a period as a result of transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. For each of the fiscal years presented herein, the Company’s components of comprehensive loss included net loss and foreign currency translation adjustments, as reported in the consolidated statements of operations and comprehensive loss.

Segment Reporting

Segment Reporting

The Company follows ASC Topic 280, Segment Reporting. The Company’s management reviews the Company’s consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and has determined that the Company’s reportable segments are: (a) the sale of health and wellness products, and (b) the sale of other products and services. See Note 19 - “BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION” for more information about the Company’s reportable segments.

Recently Issued Accounting Standards - Recently Adopted

Recently Issued Accounting Standards - Recently Adopted

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12, among other things, (a) eliminates the exception to the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income (or a gain) from other items, (b) eliminates the exception to the general methodology for calculating income taxes in an interim period when the year-to-date loss exceeds the anticipated loss for the year, (c) requires than an entity recognize a franchise tax (or a similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, and (d) requires than an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation for the interim period that includes the enactment date. The Company adopted ASU 2019-12 effective April 1, 2021, and adoption did not have a material impact on its consolidated financial statements.

Recently Issued Accounting Standard - Adopted

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12, among other things, (a) eliminates the exception to the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income (or a gain) from other items, (b) eliminates the exception to the general methodology for calculating income taxes in an interim period when the year-to-date loss exceeds the anticipated loss for the year, (c) requires than an entity recognize a franchise tax (or a similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, and (d) requires than an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation for the interim period that includes the enactment date. For public companies, these amendments are effective for fiscal years, and interim periods within those fiscal years, that begin after December 15, 2020. The Company adopted the provisions of ASU 2019-12 effective April 1, 2021, and such adoption did not have a material impact on its consolidated financial statements.

Recently Issued Accounting Standards - Pending Adoption

Recently Issued Accounting Standards - Pending Adoption

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain convertible instruments. Among other things, under ASU 2020-06, the embedded conversion features no longer must be separated from the host contract for convertible instruments with conversion features not required to be accounted for as derivatives, or that do not result in substantial premiums accounted for as paid-in capital. ASU 2020-06 also eliminates the use of the treasury stock method when calculating the impact of convertible instruments on diluted Earnings per Share. For the Company, the provisions of ASU 2020-06 are effective for its fiscal quarter beginning on April 1, 2024. Early adoption is permitted, subject to certain limitations. The Company is evaluating the potential impact of adoption on its consolidated financial statements.

Recently Issued Accounting Standard - Pending Adoption

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain convertible instruments. Among other things, under ASU 2020-06, the embedded conversion features no longer must be separated from the host contract for convertible instruments with conversion features not required to be accounted for as derivatives, or that do not result in substantial premiums accounted for as paid-in capital. ASU 2020-06 also eliminates the use of the treasury stock method when calculating the impact of convertible instruments on diluted Earnings per Share. For the Company, the provisions of ASU 2020-06 are effective for its fiscal quarter beginning on April 1, 2024. Early adoption is permitted, subject to certain limitations. The Company is evaluating the potential impact of adoption on its consolidated financial statements.

Notes Receivable

Notes Receivable

On August 29, 2022, the Company and 1044Pro LLC (“1044”) entered in an agreement to modify the Revolving Promissory Note dated January 22, 2022. In accordance with the amendment, the Company agreed to lend $125,000 to 1044 for a 20% membership interest in 1044. The loan is secured by the assets of 1044 as well as by a personal guaranty executed by a member of 1044.

At September 30, 2022 and March 31, 2022, notes receivable were $951,262 and $601,520, before allowance for impairment losses of $709,320 and $601,520, respectively.

Investment in Marketable Securities

Investment in Marketable Securities

The Company has invested in a marketable security that can easily be bought, sold, or traded on public exchanges. The investment is carried at fair market. Unrealized gains and losses have been recorded to operating income. At September 30, 2022, the investment was valued at approximately $6.5 million on the Company’s unaudited condensed consolidated balance sheet.

Other Assets

Other Assets

Other assets include a multi-user license and code of a back-office platform that was acquired for $1,000,000 in July 2022. This back-office platform is intended to facilitate the computation and processing of commission payments to distributors, and it requires customization in order for it to be operational. Costs associated with the customization and build out of the platform has been capitalized in accordance with ASC 350 - Capitalization on Internal-Use Software Costs.

Note Payable

Note Payable

In May 2020, the Company was granted a loan (the “PPP Loan”) by a commercial bank in the amount of $1.0 million, pursuant to the Paycheck Protection Program features of the Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”). At March 31, 2021, loan principal in the amount of $1.0 million was outstanding. The Company’s borrowings under the PPP Loan were eligible for loan forgiveness under the provisions of the CARES Act. In June 2021, the Company was formally notified by the lender that the Company’s obligations under the loan have been forgiven effective May 25, 2021. The loan forgiveness applies to all principal and interest accrued through the loan forgiveness effective date. The Company recognized a gain on extinguishment of debt of $1.0 million in connection with such loan forgiveness.

On June 15, 2022, Linden Real Estate Holdings, LLC, a wholly owned subsidiary of the Company, American Pacific Bancorp, Inc. (“APB”), and the Company entered into a Loan Agreement pursuant to which APB loaned the Company approximately $5.7 million. The loan bears interest at the annual rate of 8%, matures on June 1, 2024, and is secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on June 17, 2022. APB is a subsidiary of DSS, Inc. Heng Fai Ambrose Chan, and Frank D. Heuszel, each a Director of APB, also serve on the Board of Directors of the Company. Monthly payments of principal and interest in the amount of $43,897 have been made beginning July 1, 2022, and are payable on the same date of each month thereafter. The Company paid $131,691 in principal and interest related to the loan for the three months ended September 30, 2022.

On August 11, 2022, the Company executed a revolving credit promissory note with APB (“the APB Revolving Note”) pursuant to which the Company has access to advances with a maximum principal balance not to exceed the principal sum of $10 million. The APB Revolving Note included origination fees of $600,000. The Note is collateralized by the assets of the Company, and it bears interest at the annual rate of 8% and such interest shall be due and payable quarterly. Interest payments on the loan are due and payable on the last day of each consecutive third calendar month until the maturity date of August 12, 2024. As of September 30, 2022, the Company had $6.0 million outstanding under the APB Revolving Note and accrued interest of $60,667 which amount was paid on October 1, 2022.